SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Warrants [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	481,581	481,581
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	225,117	90,281	98,171
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	5,410	18,467	18,937